INVESTMENT IN EQUITY INSTRUMENTS	3 Months Ended
Feb. 28, 2022
Investment In Equity Instruments
INVESTMENT IN EQUITY INSTRUMENTS

9.    INVESTMENT IN EQUITY INSTRUMENTS

Until February 28, 2019, the Company accounted for its 49% interest in Waterproof using the equity method of accounting resulting in a carrying value of $445,987. At March 1, 2019, however, the Company no longer exerted significant influence over Waterproof’s operating activities resulting in the investment being reclassified as FVTPL.

The fair value as at March 1, 2019 was determined to be $1,252,525 resulting in a gain of $806,538 on derecognition from the equity accounting carrying value.

On October 18, 2021, the Company settled a lawsuit with the other shareholders of Waterproof whereby the Company transferred its 49% interest in Waterproof to the other shareholders for $666,683 (CAD$825,000) resulting in the Company recording a loss on disposal of investment of $3,438,560 (Note 26).

As at October 18, 2021, the value of Waterproof’s common shares was estimated to be $4,105,243 resulting in an unrealized gain on equity instruments of $1,139,133.

The following table is a reconciliation of the investment in Waterproof:

	February 28, 2022	November 30, 2021
	$	$
Balance, beginning of period	-	2,966,110
Change in fair value	-	1,139,133
Disposal of investment	-	(4,105,243)
Balance, end of period	-	-